Expenses by Nature - Summary of Expenses by Cost of Sales (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Attribution of expenses by nature to their function
Depreciation and amortization	₺ (7,291,913)	₺ (5,974,779)	₺ (5,046,565)
Employee benefit expenses	(3,514,385)	(2,874,056)	(2,479,374)
Cost of revenue
Attribution of expenses by nature to their function
Depreciation and amortization	(7,291,913)	(5,974,779)	(5,046,565)
Cost of goods sold	(4,377,966)	(3,301,984)	(2,278,283)
Share of Turkish Treasury	(2,816,508)	(2,418,800)	(2,191,427)
Interconnection and termination expenses	(2,608,009)	(2,247,647)	(1,909,614)
Employee benefit expenses	(2,085,343)	(1,741,591)	(1,447,037)
Radio expenses	(1,258,037)	(921,153)	(734,583)
Frequency expenses	(1,032,410)	(887,243)	(802,950)
Transmission expenses	(565,820)	(426,036)	(335,980)
Universal service fund	(388,817)	(330,932)	(297,053)
Roaming expenses	(340,282)	(214,478)	(238,147)
Cost of revenue from financial services	(223,050)	(135,237)	(240,297)
Others	(2,241,819)	(1,736,179)	(1,561,544)
Operating expense	(25,229,974)	(20,336,059)	(17,083,480)
Cost of revenue from financial services
Attribution of expenses by nature to their function
Depreciation and amortization	(66,798)	(39,726)	(26,478)
Employee benefit expenses	₺ (31,722)	₺ (18,166)	₺ (11,358)